Investment in Affiliate - Schedule of Summarized of Statement of Operation (Details) - Wellution [Member] - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Condensed Income Statements, Captions [Line Items]
Revenues	$ (2,137)	$ (1,306)
Cost of sales	1,409	1,461
Impairment of intangible asset	1,042	1,344
General and administrative	748	578
Sales and marketing	468	365
Taxes on income	22	(21)
Net loss	$ 1,552	$ 2,421